Shareholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 8 - SHAREHOLDERS’ EQUITY

A.	The rights of ordinary shares are as follows:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in a distribution of the surplus of assets upon liquidation of the Company.

Regarding Issuance of bonus shares see Note 2C above.

B.	Issuance of ordinary shares and warrants:

(1)	In August and November 2016, the Company raised gross proceeds of $1,960 (net proceeds, after deducting closing costs and fees) through private placements of its ordinary shares. The Company issued an aggregate of 1,465,992 ordinary shares at a price of $1.36 per share and three series of warrants (A, B and C) to purchase 3,135,572 ordinary shares.

From January 10, 2018 through November 2, 2018, series A and C warrants were exercised into 1,639,000 ordinary shares for an aggregate of $7,158. The remaining series C warrants to purchase 17,732 ordinary shares expired on November 2, 2018.

During May 2019, series B warrants to purchase 234,608 of the Company’s ordinary shares were exercised for an aggregate of $1,411 and series B warrants to purchase 1,281,456 ordinary shares expired on May 1, 2019.

(2)	In September and October 2017, the Company raised $5,192 (net proceeds, after deducting closing costs and fees) through private placements of its ordinary shares. The Company issued an aggregate of 951,676 ordinary shares at a price of $6.14 per share and two series of warrants (D and E) to purchase 951,676 ordinary shares.

During March 2019, series D warrants to purchase 81,884 of the Company’s ordinary shares were exercised for an aggregate of $470 and series D warrants to purchase 214,500 ordinary shares expired on March 19, 2019.

During April 2019, series E warrants to purchase 303,512 of the Company’s ordinary shares were exercised for an aggregate of $1,711 and series E warrants to purchase 434,016 ordinary shares expired on April 6, 2019.

(3)	From February through May 2018, the Company raised gross proceeds of $2,511 (net) through private placements of its ordinary shares (the “2018 Private Placement”). The Company issued an aggregate of 184,844 ordinary shares.

The investment transaction detailed in Note 8B (4) below, triggered anti-dilution rights that were included in the above mentioned private placement, and accordingly an additional 510,752 ordinary shares were issued to the investors in the 2018 Private Placement.

(4)	On March 19, 2019, the Company and Knorr-Bremse entered into an agreement whereby Knorr-Bremse invested $9,941 (after deducting closing costs and fees) in the Company in consideration of an issuance of an aggregate number of 1,803,296 ordinary shares of the Company at a price per share equal to $5.54.

Knorr-Bremse were also issued warrants to purchase up to 655,732 of the Company’s ordinary shares at an exercise price per share of $5.54 (the “KB Warrants”). The KB Warrants shall become exercisable (i) only upon an exercise of warrants of the respective class (i.e. series B warrants, series D warrants and series E warrants, as the case may be), and (ii) only for the number of additional ordinary shares in accordance with the formula of approximately 20% of the number of issued ordinary shares originating from the exercised KB warrants of the respective class, all as specified in the agreement. During March 2019 through May 2019, all of the KB warrants have been exercised or expired (see also Note 8B(1) – (2) above).

(5)	During April – June 2021, an aggregate of options to purchase 20,724 Ordinary Shares were exercised by former Company employees resulting in proceeds of $127.

(6)	During March 2022, options to purchase 1,672 Ordinary Shares were exercised by former Company employees resulting in proceeds of $10.

(7)	In January 2022, the Company entered into a Simple Agreement for Future Equity (“SAFE”) with its two main shareholders providing for financing in the aggregate amount of $1,000 (the “Investment Amount”) which was subsequently amended in March 2022.

The SAFE provides for the conversion of the Investment Amount into the Company’s ordinary shares under certain circumstances including in particular in the case of an initial public offering such that immediately prior to the closing of an initial public offering the Investment Amount shall automatically convert into the number of shares and warrants equal to the Investment Amount divided by the initial public offering price. The warrants which shall be issued shall have the same terms as the warrants to be issued in the initial public offering except such warrants shall not be registered under the Securities Act of 1933, as amended, and shall not be tradeable.

Immediately prior to the completion of the IPO on April 4, 2022 (see Note 8B(8) below) the Investment Amount was automatically converted to 242,131 ordinary shares and 242,131 warrants to purchase ordinary shares, with an exercise price of $4.13 per share, immediately exercisable and will expire five years from the date of issuance.

(8)	On April 4, 2022, the Company completed its IPO, in which the Company issued 3,787,241 units. Each unit includes one ordinary share and one warrant to purchase one ordinary share at an exercise price of $4.13. The warrants are exercisable at any time up to five years after the IPO.

Gross proceeds for the offering were approximately $15,647 (including exercise of over-allotment options as described below) and net proceeds of approximately $13,587 after deducting underwriting discounts and commissions and offering expenses.

The Company granted Aegis Capital Corp, the underwriter (“Aegis”), a 45-day over-allotment option to purchase additional ordinary shares and/or warrants to purchase additional ordinary shares up to 15% of the number of ordinary shares and warrants, respectively, sold in the IPO solely to cover over-allotments, if any. On April 4, 2022, Aegis partially exercised its over-allotment option with respect to 568,086 warrants to purchase ordinary shares.

C.	Equity Incentive Plan:

In January 2017, the Board authorized an incentive share option plan which was amended on March 21, 2022, and on September 13,2022 (“2017 Plan”). The 2017 Plan provides for the grant of incentive share options to employees and service providers of the Company. Awards may be granted under the 2017 Plan until January 31, 2027.

According to the 2017 Plan, the aggregate number of ordinary shares that may be issued pursuant to awards will not exceed 2,332,352 ordinary shares.

D.	Shares and options to service providers:

The fair value for the options to service providers was estimated on their grant date determined using a Black-Scholes option pricing model, with the following weighted-average assumptions: weighted average volatility of 70%, risk free interest rates of 1.4%, dividend yields of 0% and a weighted average life of the options of up to 5 years.

(1)	As part of the Railway Agreement entered into on August 3, 2016, which was amended on January 19, 2020, and on July 1, 2021, the Company issued options to purchase up to 195,448 ordinary shares of the Company, with an exercise price of NIS 0.01 (approximately $0.003) per share. The options were exercisable on each issuance date and recorded as deferred expenses which are amortized over 5 years beginning August 2016. In respect of such option issuance an amount of $196, $331, were recorded in the Company’s statements of comprehensive loss for the years ended December 31, 2021 and 2020, respectively included in research and development expenses and no expenses were recorded in the year ended December 31, 2022 According to amendments to the option agreement the warrants will expire at the earlier of the following: (1) the passing of five business days following Israel Railways’ receipt of a government approval; or (2) June 30, 2023. On January 25, 2023, Israel Railways notified the Company that it exercises its option and accordingly the Company issued 195,448 ordinary shares to Israel Railways.

(2)	On January 4, 2018, the Company granted to three consulting service providers options to purchase 98,120 ordinary shares at an exercise price of $6.1393 per share. One third of the options vested upon the first year anniversary and the remainder of the options vested in eight quarterly tranches over a period of two years.

(3)	Regarding the grant of options to a Consultant in connection with the Company’s arrangement with Israel Railways, see Note 6C above.

(4)	Regarding the grant of warrants to an IR service provider, subsequent to December 31, 2022, see Note 14D below.

E.	Options to employees

(1)	The fair value of options was estimated using the Black-Scholes option pricing model, which was based on the following assumptions: weighted average volatility of 68%, risk free interest rates of 0.43%-2.83%, dividend yields of 0% and expected life of the options of up to 6 years.

(2)	The following table summarizes the option activity for options to employees, officers and directors:

	For the year ended December 31,
	2022				2021			2020
	Amount of options	Weighted average exercise price		Weighted average remaining contractual life	Amount of options	Weighted average exercise price	Weighted average remaining contractual life	Amount of options	Weighted average exercise price	Weighted average remaining contractual life
		$				$			$
Outstanding as of beginning of period	1,264,868	6.14	(*)	7.5	1,639,792	6.14	8.9	706,728	6.14	4.9
Granted	1,058,890	1.85			—	—		1,502,248	6.14
Exercised	(1,672)	6.14			(20,724)	6.14		—	—
Forfeited or expired	(421,190)	6.14			(354,200)	6.14		(569,184)	6.14

Outstanding as of end of period	1,900,896	2.20		8.2	1,264,868	6.14	7.5	1,639,792	6.14	6.5
Exercisable as of end of period	805,062	2.46		6.6	683,723	6.14	7.4	595,980	6.14	6.8

(*)	Regarding repricing during 2022, see Note 8E(3)(k) below.

The weighted average fair value of options granted during the year ended December 31, 2022, was $0.479 per share.

As of December 31, 2022, the total unrecognized share-based payment expenses related to nonvested awards was $498, which is expected to be recognized over the next 2.75 years.

(3)	Options granted:

a)	On January 4, 2018, the Company granted options to purchase 452,496 ordinary shares to its employees and directors at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years. One third of the options vested upon the first-year anniversary of the grant date and the remainder of the options vested in eight equal quarterly tranches over a period of two years thereafter. For the year ended December 31, 2020, the Company recorded an expense of $409. For the year ended December 31, 2021, the Company recorded a net reversal of previously recognized expense of $9 due to termination of several employees in respect for such grant. No expenses have been recorded for the year ended December 31, 2022.

b)	On June 24, 2018, the Company granted options to purchase 188,100 ordinary shares to its employees and directors at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One third of the options vested upon the first-year anniversary and the reminder vested in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2021 and 2020, the Company recorded an expense of $89 and $303, respectively, in respect for such grant. No expenses have been recorded for the year ended December 31, 2022.

c)	On January 22, 2020, the Company granted options to purchase 671,308 ordinary shares to its employees at an exercise price of $6.14 per share (of which options to purchase 74,580 ordinary shares were to the Company’s former CEO that were forfeited at the end of his employment in December 2020). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 18, 2020 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2022, 2021 and 2020, the Company recorded an expense of $163, $380 and $812, respectively, in respect for such grant.

d)	In October 2020, the Company granted to its former chairman of the Board options to purchase 556,820 ordinary shares are exercisable at an exercise price of $6.14 per share. The options vest as follows: (1) options to purchase 139,205 ordinary shares vested in one tranche at the end of 12 months from October 13, 2020; and (2) options to purchase 278,410 ordinary shares will vest in the event that the Company generate a cumulative order backlog (as defined in the option agreement) in the amount of not less than $7,000 by the end of 18 months from October 13, 2020; (3) options to purchase 139,205 ordinary shares will vest in the event that the Company reaches a cumulative order backlog of $15,000 by the end of 24 months from October 13, 2020 (including the first cumulative order backlog); and all subject to him serving as the active Chairman of the Company’s Board at the time of vesting.

In the event that the Company effectuates an initial public offering, 25% of his unvested options (i.e., 139,216 options) shall be accelerate and considered fully vested immediately prior to the closing of the IPO. Accordingly, upon the completion of the IPO on April 4, 2022 (see Note 8B(8)), 139,216 have been accelerate and are considered fully vested.

As of December 31, 2022, a total of 278,410 of the former chairman’s options has expired as the periods of 18 and 24 months has passed and the Company did not reach the required cumulative order backlogs, as detailed above.

For the years ended December 31, 2022, 2021 and 2020, the Company recorded an expense of $133, $332 and $199,respectively, in respect for such grants.

e)	In October 2020, the Company granted to its CEO options to purchase 61,600 ordinary shares at an exercise price of $6.14 per share vest as follows: (1) options to purchase 30,800 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2022, a cumulative order backlog (as defined in the option agreement) in an amount not less than $10,000; and (2) options to purchase the remaining 30,800 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2024 a cumulative order backlog (as defined above) in an amount not less than $20,000 (including the first cumulative order backlog); and all subject to him serving in his position at the time of vesting.

As of December 31, 2022, a total of 30,800 of the CEO’s options has expired as the period of 24 months has passed and the Company did not reach the required cumulative order backlog, as detailed above.

For the years ended December 31, 2022, 2021 and 2020, the Company recorded an expense of $20, $12 and $12 , respectively, in respect for such grant.

f)	On November 3, 2020, the Company granted options to purchase 107,800 ordinary shares to its employees at an exercise price of $6.14 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on November 3, 2021, and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2022, 2021 and 2020, the Company recorded an expense of $46, $62 and $14, respectively, in respect for such grant.

g)	On May 11, 2022, the Company granted to three officers options to purchase 547,162 ordinary shares including 266,216 to its former chairman of the Board, 156,081 to its CEO and 124,865 to its CFO, at an exercise price of $1.85 per share (equal to the average closing share price on the Nasdaq over the first 30 calendar days following the IPO on April 4, 2022). These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on May 11, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2022. The Company recorded an expense of $61, in respect for such grant.

h)	On May 11, 2022, and June 6, 2022, the Company granted to four of its directors’ options to purchase 119,796 ordinary shares and 39,932 ordinary shares, respectively, with an exercise price of $1.85 per share. Such options will vest one-third following 12 months from the grant date of such options, second one-third following 24 months from the grant date and the balance following 36 months. For the year ended December 31, 2022, the Company recorded an expense of $17 in respect for such grant.

i)	On September 13, 2022 the Company granted 252,000 options to its employees at an exercise price of $1.85 per share. These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 13, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter. For the years ended December 31, 2022, the Company recorded an expense of $10, in respect for such grant.

j)	On September 13, 2022 the Company granted 100,000 options to two of its officers at an exercise price of $1.85 per share. These options expire 10 years after their grant date and vest in twelve equal quarterly tranches over a period of three years. For the years ended December 31, 2022, the Company recorded an expense of $4, in respect for such grant.

k)	On September 13, 2022, in accordance with the terms of the 2017 Plan, the Board approved a modification of 375,716 outstanding options held by officers and employees that had an exercise price of $6.14 per share and reduced the exercise price to $1.85 per share. This resolution was effective from November 3, 2022, after receiving approval from the Israeli Tax Authorities. The Company calculated the fair value of such options immediately before and after the modification. The Company immediately recognized the additional fair value attributable to vested options, approximately $51, as share based payment expenses. The additional fair value resulting from the modification, approximately $30, is being expensed over the remaining vesting period of the modified options.

The modification of 368,170 additional outstanding options held by the Company’s CEO and two Directors was approved by the Board and is subject to an approval by the Company’s shareholders.

F.	Share Based Payment Expense:

The total share-based payment expense related to options granted to employees and service providers comprised, at each period, as follows:

	Year ended December 31,
	2022	2021	2020

Cost of revenues	$8	$36	$—
Research and development	174	608	1,119
General and administrative	323	411	1,162
Total share-based payment expense	$505	$1,055	$2,281